Goldman Sachs Mid Cap Value Fund | Institutional Shares
Goldman Sachs Mid Cap Value Fund-Summary
Investment Objective
The Goldman Sachs Mid Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Goldman Sachs Mid Cap Value Fund Institutional Shares
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Total Annual Fund Operating Expenses		0.86%
Fee Waiver and Expense Limitation	[1]	(0.03%)
Total Annual Fund Operating Expenses After	[2][3]	0.83%
[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% of the Fund's average daily net assets. This arrangement will remain in effect through at least April 27, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	Fee Waiver
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect the fee waiver currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Mid Cap Value Fund Institutional Shares	85	271	474	1,058

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2011 was 75% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. As of April 2, 2012, the capitalization range of the Russell Midcap® Value Index was between approximately $130 million and $20.6 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also invest in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.goldmansachsfunds.com/vit or by calling the phone number on the back cover of this Prospectus.
TOTAL RETURN CALENDAR YEAR

Best Quarter Q3 ’09 +19.89% Worst Quarter Q4 ’08 –24.05%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Mid Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	(6.38%)	0.25%	7.41%	7.14%	May 01, 1998
Institutional Shares Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	0.04%	7.67%	6.77%	May 01, 1998